April 1, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:	General Municipal Money Market Funds, Inc.
1933 Act No.: 2-77767
1940 Act No.: 811-3481
CIK No.:0000703153

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 49 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2010.

Please address any comments or questions to the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica
Senior Paralegal

cc: Stroock & Stroock & Lavan LLP